Employee benefits (Details 1) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 1,418	$ 1,986
Current	1,379	1,944
Non-current	39	42
Variable Compensation Program [Member]
IfrsStatementLineItems [Line Items]
Total	193	464
Accrued Vacation [Member]
IfrsStatementLineItems [Line Items]
Total	683	574
Salaries And Related Charges And Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Total	248	343
Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Total	$ 294	$ 605